Contract Assets (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Contract Assets [Abstract]
Contract assets	$ 1,809,619			$ 2,326,886	$ 1,298,248	$ 1,370,367
Contract liabilities			$ 0
Contracts to the customers			$ 0